DEFERRED GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2024
DEFERRED GOVERNMENT GRANTS.
DEFERRED GOVERNMENT GRANTS

18.  DEFERRED GOVERNMENT GRANTS

During the years ended December 31, 2022, 2023 and 2024, the Company received RMB5,000, RMB155,333 and RMB140,881 government grants respectively from the relevant government authorities for the use in construction of property and equipment. These grants are initially deferred and subsequently recognized in the consolidated statements of operations when the Company has complied with the conditions or performance obligations attached to the related government grants, such as completion of the construction of relevant property and equipment, and the grants are no longer refundable. Grants that subsidize the construction cost of property and equipment are amortized over the life of the related assets as a reduction of the associated depreciation expense.

Movements of deferred government grants were as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	4,368	6,318	153,174
Additions	5,000	155,333	140,881
Recognized as a reduction of depreciation expense	(3,050)	(8,477)	(13,504)
Balance at end of the year	6,318	153,174	280,551